Consolidated Statements of Cash Flows (USD $)	12 Months Ended		81 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,160,699)	$ (910,518)	$ (3,365,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,237	2,230
Fair value of derivative in excess of debts	528,490	0
Amortization of debt discount and deferred financing cost	450,046	0
Change in fair value of derivative liability	(92,875)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(12,597)	17,924
Inventories	(2,986)	0
Unearned revenues	24,056	0
Accounts payable and accrued expenses	183,854	25,326
Net cash used in operating activities	(1,075,474)	(865,038)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(179)	(33,503)
Net cash used in investing activities	(179)	(33,503)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes, net of costs	1,037,500	1,000,000
Advances from related parties	45,707	0
Net cash provided by financing activities	1,083,207	1,000,000
EFFECT OF FOREIGN CURRENCY TRANSLATIONS	(17,421)	1,899
Net increase (decrease) in cash and cash equivalents	(9,867)	103,358
Cash and cash equivalent at beginning of the year	179,132	75,774
Cash and cash equivalent at end of the year	169,265	179,132	169,265
Cash paid for:
Income tax	0	0
Interest	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for conversion of debt	268,696	0
Reclassification of fair value of derivatives from liabilities to equity	$ 153,050	$ 0